Share-Based Compensation -Schedule of Nonvested Restricted Stock Units Activity (Detail) - $ / shares		9 Months Ended
	Jan. 17, 2020	Sep. 30, 2020
2018 Plan [Member]
Schedule Of Nonvested Restricted Stock Units Activity [Line Items]
Granted	11,005,888
Restricted Shares [Member] | 2018 Plan [Member]
Schedule Of Nonvested Restricted Stock Units Activity [Line Items]
Granted		1,328,120
Vested		(558,200)
Numbers of shares, Outstanding		769,920
Granted		$ 13.34
Vested		13.98
Weighted average grant date fair value, Outstanding		$ 12.88
Restricted Shares [Member] | 2020 Plan [Member]
Schedule Of Nonvested Restricted Stock Units Activity [Line Items]
Granted		3,564,798
Forfeited		(13,461)
Numbers of shares, Outstanding		3,551,337
Granted		$ 13.63
Forfeited		11.75
Weighted average grant date fair value, Outstanding		$ 13.68